Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	497,718,801.94	29,717
Yield Supplement Overcollateralization Amount 04/30/17	18,526,277.40	0
Receivables Balance 04/30/17	516,245,079.34	29,717
Principal Payments	22,439,808.09	736
Defaulted Receivables	1,174,966.79	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	17,387,379.80	0
Pool Balance at 05/31/17	475,242,924.66	28,925

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	45.59%

Prepayment ABS Speed	1.61%

Overcollateralization Target Amount	21,385,931.61
Actual Overcollateralization	21,385,931.61

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	6.06%
Weighted Average Remaining Term	46.55

Delinquent Receivables:
Past Due 31-60 days	8,487,344.05	455
Past Due 61-90 days	2,517,900.59	135
Past Due 91-120 days	423,446.25	27
Past Due 121+ days	0.00	0
Total	11,428,690.89	617

Total 31+ Delinquent as % Ending Pool Balance	2.40%

Recoveries	770,364.77

Aggregate Net Losses/(Gains) - May 2017	404,602.02

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.94%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.09%
Third Prior Net Losses Ratio	1.13%
Four Month Average	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.27%

Flow of Funds	$ Amount

Collections	24,952,852.07
Advances	992.14
Investment Earnings on Cash Accounts	19,763.17
Servicing Fee	(430,204.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,543,403.15

Distributions of Available Funds
(1) Class A Interest	570,486.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	78,531.19
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,385,931.61
(7) Distribution to Certificateholders	2,470,541.89
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,543,403.15

Servicing Fee	430,204.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 05/15/17	475,321,455.85
Principal Paid	21,464,462.80
Note Balance @ 06/15/17	453,856,993.05

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2a
Note Balance @ 05/15/17	64,516,241.82
Principal Paid	14,552,178.13
Note Balance @ 06/15/17	49,964,063.69
Note Factor @ 06/15/17	17.8443085%

Class A-2b
Note Balance @ 05/15/17	30,645,214.03
Principal Paid	6,912,284.67
Note Balance @ 06/15/17	23,732,929.36
Note Factor @ 06/15/17	17.8443078%

Class A-3
Note Balance @ 05/15/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	234,000,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-4
Note Balance @ 05/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	125,000,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	21,160,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	608,398.46
Total Principal Paid	21,464,462.80
Total Paid	22,072,861.26

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	51,612.99
Principal Paid	14,552,178.13
Total Paid to A-2a Holders	14,603,791.12

Class A-2b
One-Month Libor	0.98911%
Coupon	1.38911%
Interest Paid	36,657.13
Principal Paid	6,912,284.67
Total Paid to A-2b Holders	6,948,941.80

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6028761
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2696330
Total Distribution Amount	21.8725091

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1843321
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.9720648
Total A-2a Distribution Amount	52.1563969

A-2b Interest Distribution Amount	0.2756175
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.9720652
Total A-2b Distribution Amount	52.2476827

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	3.66
Noteholders' Principal Distributable Amount	996.34

Account Balances	$ Amount

Advances
Balance as of 04/30/17	107,332.70
Balance as of 05/31/17	108,324.84
Change	992.14

Reserve Account
Balance as of 05/15/17	2,581,024.89
Investment Earnings	1,973.54
Investment Earnings Paid	(1,973.54)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89